Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (996,344)	$ (1,387,571)
Adjustments to reconcile net loss to net cash and cash equivalents provided by (used in) operating activities:
Depreciation	7,607	8,306
Bad debt expense	920,929	1,371,797
Share based compensation	416,532	611,557
Non cash interest expense	15,423
Amortization of other asset	290,951
Change in assets and liabilities:
Accounts receivable	(1,125,540)	(725,509)
Inventories	706,456	(227,725)
Prepaid expenses and other current assets	162,754	193,460
Accounts payable and accrued liabilities	128,649	(1,066,686)
Severance payable	(45,995)	(1,005)
Deferred revenue	(197,993)	(291,445)
Net cash provided by (used in) operating activities	283,429	(1,514,821)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of furniture and equipment	(2,090)
Net cash used in investing activities	(2,090)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on purchase agreement	(225,000)
Proceeds from exercise of options		91,640
Proceeds from exercise of warrants		112,500
Proceeds from issuance of common stock		1,000,000
Release collateral on line of credit		500,000
Net cash (used in) provided by financing activities	(225,000)	1,704,140
NET INCREASE IN CASH AND CASH EQUIVALENTS	56,339	189,319
CASH AND CASH EQUIVALENTS, beginning of the year	1,334,302	1,144,983
CASH AND CASH EQUIVALENTS, end of the year	1,390,641	1,334,302
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Taxes paid		50
Interest paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Cashless Exercise	48,378	20,910
DermaWand Asset Purchase Agreement	$ 1,200,000